Segment Information - Consolidated assets by Business Area (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Current assets	$ 47,131	$ 44,769
Non-current assets	204,235	202,214
Long-term receivables	21,450	20,420
Investments	3,795	3,052
Property, plant and equipment	176,650	175,470	$ 161,297
Intangible assets	2,340	3,272	3,092
Total Assets	251,366	246,983
Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	134,129	136,901
Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	42,521	38,569	$ 37,610
Operating segments [member] | Exploration and Production [member]
Disclosure of operating segments [line items]
Current assets	7,575	5,604
Non-current assets	137,044	134,492
Long-term receivables	7,619	7,630
Investments	1,429	1,449
Property, plant and equipment	126,487	123,056
Intangible assets	1,509	2,357
Total Assets	144,619	140,096
Operating segments [member] | Exploration and Production [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	91,386	90,716
Operating segments [member] | Exploration and Production [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	35,101	32,340
Operating segments [member] | Refining Transportation And Marketing [member]
Disclosure of operating segments [line items]
Current assets	12,670	12,460
Non-current assets	38,396	40,120
Long-term receivables	3,330	3,312
Investments	1,492	1,104
Property, plant and equipment	33,400	35,515
Intangible assets	174	189
Total Assets	51,066	52,580
Operating segments [member] | Refining Transportation And Marketing [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	29,217	31,150
Operating segments [member] | Refining Transportation And Marketing [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	4,183	4,365
Operating segments [member] | Gas & Power [member]
Disclosure of operating segments [line items]
Current assets	1,811	3,592
Non-current assets	16,744	15,896
Long-term receivables	2,395	2,006
Investments	830	466
Property, plant and equipment	13,231	13,094
Intangible assets	288	330
Total Assets	18,555	19,488
Operating segments [member] | Gas & Power [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	10,580	11,862
Operating segments [member] | Gas & Power [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	2,651	1,232
Operating segments [member] | Biofuels [member]
Disclosure of operating segments [line items]
Current assets	64	405
Non-current assets	126	117
Long-term receivables	4	4
Investments	33	13
Property, plant and equipment	89	100
Total Assets	190	522
Operating segments [member] | Biofuels [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	85	97
Operating segments [member] | Biofuels [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	4	3
Operating segments [member] | Distribution [member]
Disclosure of operating segments [line items]
Current assets	2,961	3,039
Non-current assets	3,160	3,191
Long-term receivables	1,074	1,017
Investments	5	14
Property, plant and equipment	1,862	1,936
Intangible assets	219	224
Total Assets	6,121	6,230
Operating segments [member] | Distribution [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,603	1,654
Operating segments [member] | Distribution [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	259	282
Operating segments [member] | Corporate [member]
Disclosure of operating segments [line items]
Current assets	27,472	24,934
Non-current assets	9,274	8,835
Long-term receivables	7,489	6,838
Investments	6	6
Property, plant and equipment	1,629	1,819
Intangible assets	150	172
Total Assets	36,746	33,769
Operating segments [member] | Corporate [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,306	1,472
Operating segments [member] | Corporate [member] | Assets under construction [member]
Disclosure of operating segments [line items]
Property, plant and equipment	323	347
Eliminations [member]
Disclosure of operating segments [line items]
Current assets	(5,422)	(5,265)
Non-current assets	(509)	(437)
Long-term receivables	(461)	(387)
Property, plant and equipment	(48)	(50)
Total Assets	(5,931)	(5,702)
Eliminations [member] | Operating assets [member]
Disclosure of operating segments [line items]
Property, plant and equipment	$ (48)	$ (50)